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                                           File No. 33-59261, 811-5626
                                           Filed under Rule 497(e)


                    Golden American Life Insurance Company

                             Prospectus Supplement

                               January 4, 1999

                                    to the
                        Prospectus dated May 1, 1998 as
        supplemented June, 8, 1998, July 17, 1998, and August 18, 1998 for
                  Granite PrimElite Variable Annuity Contracts

                issued by Golden American Life Insurance Company


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   | The  following  sentence is added  to the end  of the subsection titled |
   | "Selling the Contract" beginning on page 31 of your prospectus.         |
   |                                                                         |
   | Additionally, we intend to reimburse registered representatives for any | | covered actual expenses they incur with regard to the distribution of | | the Contract as provided for under the non-cash compensation regulation |
   | recently adopted by the NASD and approved by the SEC.                   |
   |                                                                         |
   |-------------------------------------------------------------------------|

     This supplement should be retained with your Granite PrimElite Prospectus.


     PE-NH-PAY                                                       1/4/99